Janus Henderson Money Market Fund Expense Example - Class T Shares [Member] - Janus Henderson Money Market Fund - Class T	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 50
Expense Example, with Redemption, 3 Years	157
Expense Example, with Redemption, 5 Years	274
Expense Example, with Redemption, 10 Years	$ 616